Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

January 8, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 033-71320) on behalf of Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund, Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund and Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated December 19, 2014 to the Prospectus dated June 1, 2014.  The purpose of the filing is to submit the 497(e) filing dated December 19, 2014 in XBRL for the Funds.

Please contact me at (617) 672-8535, or fax number (617) 672-1535 if you have any questions or comments.

Very truly yours,

/s/ Linda K. Nishi

Linda K. Nishi

Assistant Vice President